RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 457,719	$ 240,948
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	47,719	31,248
SFL
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	6,407	6,702
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	337	351
Golden Ocean
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	13,837	8,470
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	549	158
TFG Marine
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	25,956	14,831
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	71	286
Avance Gas
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	562	450
Shareholder loan facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	235,000	0
Revolving credit facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 175,000	$ 209,700